Consolidated Balance Sheets - USD ($) shares in Thousands, $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 63,956	$ 82,585
Deposits Assets, Current	80,000	80,000
Accounts Receivable, after Allowance for Credit Loss, Current	153,653	172,009
Inventories	195,188	192,976
Prepaid expenses	8,522	7,929
Other current assets	18,025	24,596
Total current assets	519,344	560,095
Non-current assets
Property, plant and equipment, net	183,969	197,552
Goodwill	100,086	100,051
Other intangible assets, net	111,883	127,781
Operating lease right-of-use assets	32,591	18,895
Long-term investments	120,070	115,083
Other non-current assets	14,734	14,448
Total non-current assets	563,333	573,810
Total assets	1,082,677	1,133,905
Current liabilities
Accounts payable	48,157	46,785
Accrued expenses and other current liabilities	35,328	36,656
Employee related charges	29,428	33,877
Deferred revenues - short-term	49,788	52,610
Operating lease liabilities - short term	6,714	6,498
Total current liabilities	169,415	176,426
Non-current liabilities
Deferred revenues - long-term	19,109	23,655
Deferred income taxes	574	723
Operating lease liabilities - long term	25,420	12,162
Contingent consideration	12,410	11,900
Other non-current liabilities	23,971	24,200
Total non-current liabilities	81,484	72,640
Total liabilities	$ 250,899	249,066
Commitments and Contingencies Disclosure [Abstract]
Ordinary shares, authorized	180,000
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	$ 200	195
Additional paid-in capital	3,117,626	3,091,649
Accumulated other comprehensive loss	(7,782)	(7,079)
Accumulated deficit	(2,278,266)	(2,199,926)
Total equity	831,778	884,839
Total liabilities and equity	$ 1,082,677	$ 1,133,905